Operations and principal activities - Agreements (Details) - VIEs and VIEs Subsidiaries - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Proxy equity interests (as a percent)	100.00%
Exclusive Call Option Agreement
Variable Interest Entity [Line Items]
Purchase price	¥ 0.01
Equity Interest Pledge Agreement
Variable Interest Entity [Line Items]
Percentage of equity interest pledged from the shareholders	100.00%
Exclusive business cooperation agreements
Variable Interest Entity [Line Items]
Service fee	¥ 362,736	¥ 436,321	¥ 194,811